Finance Income and Expense - Summary of Finance Income and Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Rental expenses on real estate [Abstract]
Interest and related income	€ 1,112	€ 88	€ 50
Net loss on foreign exchange	(19,449)	(409)
Interest and other expenses	(10,696)	(19,235)	(195)
Financing costs	(190)
Total	€ (29,223)	€ (19,556)	€ (145)